Investments in Joint Ventures, Associates and Other - Additional Information (Detail) - Barrels	1 Months Ended
	Jul. 27, 2010	Mar. 31, 1993
Deer Park Refining Limited [member] | PMI NASA [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage		49.99%
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks	7
Number of barrels in each tanks	120,000
Texas Frontera, LLC. [member] | PMI SUS [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.00%